UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 10

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	4/30/2023

Item 1 – Reports to Stockholders

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Global Equity Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Equity Income Fund

June 15, 2023

PGIM Jennison Global Equity Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	10.31	-4.40	5.63	6.73

Class C	9.73	-0.71	6.02	6.53

Class R	10.11	0.82	6.49	7.04

Class Z	10.40	1.40	7.13	7.62

Class R6	10.50	1.48	7.21	7.73

MSCI All Country World ND Index

	12.68	2.06	7.03	7.91

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definition

MSCI All Country World ND Index—The Morgan Stanley Capital International All Country World Net Dividends Index (MSCI ACWI ND Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Equity Income Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets
AbbVie, Inc.	Biotechnology	United States	4.8%
AXA SA	Insurance	France	4.8%
Linde plc	Chemicals	United States	4.2%
Zurich Insurance Group AG	Insurance	Switzerland	4.0%
Prologis, Inc., REIT	Industrial REITs	United States	3.3%
Iberdrola SA	Electric Utilities	Spain	3.3%
MetLife, Inc.	Insurance	United States	3.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	3.1%
National Grid plc	Multi-Utilities	United Kingdom	3.1%
JPMorgan Chase & Co.	Banks	United States	3.0%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Equity Income Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Equity Income Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,103.10	1.16%	$ 6.05
	Hypothetical	$1,000.00	$1,019.04	1.16%	$ 5.81

Class C	Actual	$1,000.00	$1,097.30	2.03%	$10.56
	Hypothetical	$1,000.00	$1,014.73	2.03%	$10.14

Class R	Actual	$1,000.00	$1,101.10	1.53%	$ 7.97
	Hypothetical	$1,000.00	$1,017.21	1.53%	$ 7.65

Class Z	Actual	$1,000.00	$1,104.00	0.87%	$ 4.54
	Hypothetical	$1,000.00	$1,020.48	0.87%	$ 4.36

Class R6	Actual	$1,000.00	$1,105.00	0.80%	$ 4.18
	Hypothetical	$1,000.00	$1,020.83	0.80%	$ 4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2023

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS — 97.9%
Australia — 1.9%
APA Group, UTS	1,032,834	$7,051,609
Transurban Group, UTS	826,370	8,241,635

		15,293,244

Canada — 7.3%
BCE, Inc.	323,919	15,568,960
Canadian National Railway Co.	79,505	9,482,561
Enbridge, Inc.	596,567	23,720,018
Pembina Pipeline Corp.	311,801	10,264,106

		59,035,645

France — 12.1%
AXA SA	1,175,811	38,378,672
Cie Generale des Etablissements Michelin SCA	514,629	16,389,695
Orange SA	848,550	11,044,658
TotalEnergies SE, ADR(a)	321,798	20,572,546
Vinci SA	91,039	11,260,722

		97,646,293

Netherlands — 0.8%
Akzo Nobel NV	79,891	6,627,616

South Korea — 1.0%
Samsung Electronics Co. Ltd.	160,114	7,878,265

Spain — 3.3%
Iberdrola SA	2,035,272	26,373,261

Switzerland — 4.0%
Zurich Insurance Group AG	66,374	32,188,220

United Kingdom — 7.2%
AstraZeneca PLC, ADR	265,920	19,470,662
National Grid PLC	1,762,826	25,275,267
Reckitt Benckiser Group PLC	169,629	13,707,689

		58,453,618

United States — 60.3%
AbbVie, Inc.	257,512	38,915,213
Alexandria Real Estate Equities, Inc., REIT	59,426	7,379,521
American Electric Power Co., Inc.	82,878	7,659,585
Apple, Inc.	149,360	25,343,405
Bristol-Myers Squibb Co.	218,876	14,614,351
Caterpillar, Inc.	49,860	10,909,368
Corning, Inc.(a)	259,072	8,606,372
Deere & Co.	41,107	15,539,268

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Dow, Inc.	147,376	$8,017,254
DTE Energy Co.	78,905	8,869,711
Gaming & Leisure Properties, Inc., REIT	367,119	19,090,188
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	169,100
Johnson Controls International PLC	279,836	16,745,386
JPMorgan Chase & Co.	175,568	24,270,520
Lam Research Corp.	17,288	9,060,295
Linde PLC(a)	91,845	33,932,135
McDonald’s Corp.	64,326	19,024,414
MetLife, Inc.	424,138	26,012,384
Microsoft Corp.	32,889	10,105,474
PepsiCo, Inc.	117,426	22,415,449
PNC Financial Services Group, Inc. (The)	74,268	9,673,407
Procter & Gamble Co. (The)	125,663	19,651,180
Prologis, Inc., REIT	213,585	26,751,521
QUALCOMM, Inc.	91,295	10,663,256
Republic Services, Inc.	63,016	9,113,374
Sanofi	181,757	19,587,635
Texas Instruments, Inc.(a)	124,840	20,873,248
Union Pacific Corp.	48,804	9,550,943
United Parcel Service, Inc. (Class B Stock)	54,400	9,781,664
Walmart, Inc.	99,083	14,958,561
Williams Cos., Inc. (The)	297,215	8,993,726

		486,277,908

TOTAL COMMON STOCKS (cost $610,389,885)		789,774,070

PREFERRED STOCK — 0.9%
United States
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	67,581	7,649,493

(cost $6,758,100)

TOTAL LONG-TERM INVESTMENTS (cost $617,147,985)		797,423,563

SHORT-TERM INVESTMENTS — 2.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	367,187	367,187

See Notes to Financial Statements.

10

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $21,783,583; includes $21,726,817 of cash collateral for securities on loan)(b)(wi)	21,800,092	$21,787,011

TOTAL SHORT-TERM INVESTMENTS (cost $22,150,770)		22,154,198

TOTAL INVESTMENTS—101.5%
(cost $639,298,755)		819,577,761

Liabilities in excess of other assets — (1.5)%		(12,439,722)

NET ASSETS — 100.0%		$807,138,039

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $169,100 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,631,839; cash collateral of $21,726,817 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $169,100 is 0.0% of net assets.

(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$15,293,244	$—
Canada	59,035,645	—	—
France	20,572,546	77,073,747	—
Netherlands	—	6,627,616	—
South Korea	—	7,878,265	—
Spain	—	26,373,261	—
Switzerland	—	32,188,220	—
United Kingdom	19,470,662	38,982,956	—
United States	466,521,173	19,587,635	169,100
Preferred Stock
United States	7,649,493	—	—
Short-Term Investments
Affiliated Mutual Funds	22,154,198	—	—

Total	$595,403,717	$224,004,944	$169,100

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Insurance	12.0%
Oil, Gas & Consumable Fuels	7.8
Pharmaceuticals	6.6
Chemicals	6.0
Semiconductors & Semiconductor Equipment	5.0
Biotechnology	4.8
Electric Utilities	4.3
Multi-Utilities	4.2
Banks	4.2
Household Products	4.1

Technology Hardware, Storage & Peripherals	4.1%
Industrial REITs	3.3
Diversified Telecommunication Services	3.3
Machinery	3.3
Automobile Components	2.9
Beverages	2.8
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	2.7
Specialized REITs	2.4

See Notes to Financial Statements.

12

Industry Classification (continued):

Ground Transportation	2.4%
Hotels, Restaurants & Leisure	2.4
Building Products	2.1
Consumer Staples Distribution & Retail	1.9
Construction & Engineering	1.4
Software	1.3
Air Freight & Logistics	1.2
Commercial Services & Supplies	1.1
Electronic Equipment, Instruments & Components	1.1
Transportation Infrastructure	1.0
Office REITs	0.9

Gas Utilities	0.9%
Financial Services	0.0 *

101.5
Liabilities in excess of other assets	(1.5)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$21,631,839	$(21,631,839)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $21,631,839:
Unaffiliated investments (cost $617,147,985)	$797,423,563
Affiliated investments (cost $22,150,770)	22,154,198
Cash	24
Foreign currency, at value (cost $92,759)	92,811
Receivable for investments sold	5,712,837
Tax reclaim receivable	3,335,145
Dividends receivable	1,248,133
Receivable for Fund shares sold	570,037
Prepaid expenses and other assets	185,731

Total Assets	830,722,479

Liabilities
Payable to broker for collateral for securities on loan	21,726,817
Payable for Fund shares purchased	920,031
Management fee payable	488,553
Accrued expenses and other liabilities	250,042
Distribution fee payable	147,895
Affiliated transfer agent fee payable	51,102

Total Liabilities	23,584,440

Net Assets	$807,138,039

Net assets were comprised of:
Common stock, at par	$ 60,912
Paid-in capital in excess of par	614,210,482
Total distributable earnings (loss)	192,866,645

Net assets, April 30, 2023	$807,138,039

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share,
($577,503,079 ÷ 43,340,684 shares of common stock issued and outstanding)	$13.32
Maximum sales charge (5.50% of offering price)	0.78

Maximum offering price to public	$14.10

Class C
Net asset value, offering price and redemption price per share,
($26,313,942 ÷ 2,299,636 shares of common stock issued and outstanding)	$11.44

Class R
Net asset value, offering price and redemption price per share,
($17,896,875 ÷ 1,342,940 shares of common stock issued and outstanding)	$13.33

Class Z
Net asset value, offering price and redemption price per share,
($163,879,998 ÷ 12,314,290 shares of common stock issued and outstanding)	$13.31

Class R6
Net asset value, offering price and redemption price per share,
($21,544,145 ÷ 1,614,338 shares of common stock issued and outstanding)	$13.35

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $858,637 foreign withholding tax)	$12,954,054
Affiliated dividend income	23,720
Affiliated income from securities lending, net	15,158

Total income	12,992,932

Expenses
Management fee	2,962,635
Distribution fee(a)	1,080,473
Transfer agent’s fees and expenses (including affiliated expense of $178,378)(a)	520,221
Custodian and accounting fees	44,136
Registration fees(a)	32,471
Shareholders’ reports	31,600
Audit fee	13,389
Professional fees	13,283
Directors’ fees	9,246
Miscellaneous	15,186

Total expenses	4,722,640
Less: Fee waiver and/or expense reimbursement(a)	(2,995)
Distribution fee waiver(a)	(165,298)

Net expenses	4,554,347

Net investment income (loss)	8,438,585

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(602))	10,731,507
Foreign currency transactions	9,500

10,741,007

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $579)	59,475,555
Foreign currencies	228,024

59,703,579

Net gain (loss) on investment and foreign currency transactions	70,444,586

Net Increase (Decrease) In Net Assets Resulting From Operations	$78,883,171

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	856,252	156,453	67,768	—	—
Transfer agent’s fees and expenses	391,577	33,697	20,563	73,889	495
Registration fees	9,085	6,382	2,583	9,483	4,938
Fee waiver and/or expense reimbursement	—	—	—	—	(2,995)
Distribution fee waiver	(142,709)	—	(22,589)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,438,585	$15,830,820
Net realized gain (loss) on investment and foreign currency transactions	10,741,007	49,019,301
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	59,703,579	(167,592,815)

Net increase (decrease) in net assets resulting from operations	78,883,171	(102,742,694)

Dividends and Distributions
Distributions from distributable earnings
Class A	(38,710,345)	(35,643,068)
Class C	(2,455,470)	(3,341,454)
Class R	(1,207,685)	(1,106,594)
Class Z	(11,540,703)	(11,511,721)
Class R6	(961,666)	(749,773)

	(54,875,869)	(52,352,610)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	21,050,785	27,642,442
Net asset value of shares issued in reinvestment of dividends and distributions	50,000,593	47,510,068
Cost of shares purchased	(77,543,555)	(142,580,848)

Net increase (decrease) in net assets from Fund share transactions	(6,492,177)	(67,428,338)

Total increase (decrease)	17,515,125	(222,523,642)

Net Assets:
Beginning of period	789,622,914	1,012,146,556

End of period	$807,138,039	$789,622,914

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.96		$15.39	$12.40	$14.45	$16.18	$16.75
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.25	0.26	0.29	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.13		(1.88)	3.90	(0.70)	0.62	(0.01)
Total from investment operations	1.27		(1.63)	4.15	(0.44)	0.91	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.23)	(0.25)	(0.29)	(0.29)	(0.43)
Distributions from net realized gains	(0.82)		(0.57)	(0.91)	(1.32)	(2.35)	(0.57)
Total dividends and distributions	(0.91)		(0.80)	(1.16)	(1.61)	(2.64)	(1.00)
Net asset value, end of period	$13.32		$12.96	$15.39	$12.40	$14.45	$16.18
Total Return(b):	10.31%		(11.04)%	34.94%	(3.76)%	9.02%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$578		$558	$690	$518	$603	$580
Average net assets (in millions)	$576		$633	$653	$544	$570	$648
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.16	%(d)	1.15%	1.14%	1.15%	1.16%	1.15%
Expenses before waivers and/or expense reimbursement	1.21	%(d)	1.20%	1.19%	1.20%	1.21%	1.20%
Net investment income (loss)	2.08	%(d)	1.72%	1.72%	1.98%	2.02%	2.58%
Portfolio turnover rate(e)	3%		19%	12%	97%	77%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.26		$13.48	$10.99	$12.99	$14.84	$15.45
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11	0.13	0.16	0.18	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.98		(1.62)	3.44	(0.62)	0.52	- (b)
Total from investment operations	1.05		(1.51)	3.57	(0.46)	0.70	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.14)	(0.17)	(0.22)	(0.20)	(0.33)
Distributions from net realized gains	(0.82)		(0.57)	(0.91)	(1.32)	(2.35)	(0.57)
Total dividends and distributions	(0.87)		(0.71)	(1.08)	(1.54)	(2.55)	(0.90)
Net asset value, end of period	$11.44		$11.26	$13.48	$10.99	$12.99	$14.84
Total Return(c):	9.73%		(11.71)%	33.98%	(4.46)%	8.27%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$26		$36	$71	$151	$295	$505
Average net assets (in millions)	$32		$53	$105	$221	$399	$597
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.03	%(e)	1.94%	1.88%	1.87%	1.85%	1.87%
Expenses before waivers and/or expense reimbursement	2.03	%(e)	1.94%	1.88%	1.87%	1.85%	1.87%
Net investment income (loss)	1.19	%(e)	0.92%	1.02%	1.37%	1.38%	1.84%
Portfolio turnover rate(f)	3%		19%	12%	97%	77%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	19

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.96		$15.39	$12.40	$14.45	$16.18	$16.75
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.20	0.21	0.22	0.25	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.15		(1.87)	3.90	(0.70)	0.62	- (b)
Total from investment operations	1.26		(1.67)	4.11	(0.48)	0.87	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.19)	(0.21)	(0.25)	(0.25)	(0.38)
Distributions from net realized gains	(0.82)		(0.57)	(0.91)	(1.32)	(2.35)	(0.57)
Total dividends and distributions	(0.89)		(0.76)	(1.12)	(1.57)	(2.60)	(0.95)
Net asset value, end of period	$13.33		$12.96	$15.39	$12.40	$14.45	$16.18
Total Return(c):	10.11%		(11.32)%	34.53%	(4.07)%	8.69%	2.12%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18		$18	$23	$20	$26	$28
Average net assets (in millions)	$18		$21	$23	$23	$27	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.53	%(e)	1.46%	1.45%	1.49%	1.44%	1.48%
Expenses before waivers and/or expense reimbursement	1.78	%(e)	1.71%	1.70%	1.74%	1.69%	1.73%
Net investment income (loss)	1.71	%(e)	1.42%	1.42%	1.69%	1.76%	2.24%
Portfolio turnover rate(f)	3%		19%	12%	97%	77%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.95		$15.37	$12.39	$14.44	$16.18	$16.74
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.29	0.30	0.33	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.14		(1.87)	3.89	(0.70)	0.61	0.01
Total from investment operations	1.29		(1.58)	4.18	(0.40)	0.94	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.27)	(0.29)	(0.33)	(0.33)	(0.48)
Distributions from net realized gains	(0.82)		(0.57)	(0.91)	(1.32)	(2.35)	(0.57)
Total dividends and distributions	(0.93)		(0.84)	(1.20)	(1.65)	(2.68)	(1.05)
Net asset value, end of period	$13.31		$12.95	$15.37	$12.39	$14.44	$16.18
Total Return(b):	10.40%		(10.73)%	35.26%	(3.49)%	9.28%	2.79%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$164		$165	$214	$197	$328	$452
Average net assets (in millions)	$166		$194	$215	$249	$375	$507
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.87	%(d)	0.87%	0.87%	0.88%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	0.87	%(d)	0.87%	0.87%	0.88%	0.87%	0.88%
Net investment income (loss)	2.37	%(d)	2.01%	2.00%	2.31%	2.33%	2.82%
Portfolio turnover rate(e)	3%		19%	12%	97%	77%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund	21

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.98		$15.41	$12.42	$14.47	$16.20	$16.77
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.29	0.28	0.29	0.34	0.52
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.15		(1.86)	3.92	(0.68)	0.62	(0.03)
Total from investment operations	1.31		(1.57)	4.20	(0.39)	0.96	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.29)	(0.30)	(0.34)	(0.34)	(0.49)
Distributions from net realized gains	(0.82)		(0.57)	(0.91)	(1.32)	(2.35)	(0.57)
Total dividends and distributions	(0.94)		(0.86)	(1.21)	(1.66)	(2.69)	(1.06)
Net asset value, end of period	$13.35		$12.98	$15.41	$12.42	$14.47	$16.20
Total Return(b):	10.50%		(10.70)%	35.33%	(3.39)%	9.41%	2.81%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22		$13	$13	$4	$3	$4
Average net assets (in millions)	$17		$13	$9	$3	$4	$4
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.84	%(d)	0.86%	0.93%	1.23%	0.96%	1.19%
Net investment income (loss)	2.51	%(d)	2.07%	1.90%	2.26%	2.39%	3.08%
Portfolio turnover rate(e)	3%		19%	12%	97%	77%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Equity Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Global Equity Income Fund	23

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Global Equity Income Fund	25

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

26

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Global Equity Income Fund	27

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.745% of average daily net assets up to $500 million;	0.74%
0.73% of average daily net assets over $500 million to $1 billion;
0.625% of average daily net assets over $1 billion to $2.5 billion;
0.600% of average daily net assets over $2.5 billion to $7.5 billion;
0.580% of average daily net assets over $7.5 billion to $10 billion;
0.560% of average daily net assets over $10 billion

The Manager has contractually agreed, through February 29, 2024, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

28

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R6	0.80

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$68,439	$5
C	—	660

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Global Equity Income Fund	29

Notes to Financial Statements (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$20,801,345	$79,192,043

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

30

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 12,965,521	$ 12,598,334	$—	$—	$ 367,187	367,187	$23,720

PGIM Institutional Money Market Fund(1)(b)(wi)
14,866,651	144,546,337	137,625,954	579	(602)	21,787,011	21,800,092	15,158	(2)
$14,866,651	$157,511,858	$150,224,288	$579	$(602)	$22,154,198		$38,878

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$641,336,987	$193,293,386	$(15,052,612)	$178,240,774

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis

PGIM Jennison Global Equity Income Fund	31

Notes to Financial Statements (unaudited) (continued)

approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share, 2,770,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares
A	400,000,000
B	20,000,000
C	300,000,000
R	75,000,000
Z	1,250,000,000
T	650,000,000
R6	75,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	21,298	0.1%
Z	5,341	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	7	57.1

32

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	544,556	$7,032,480

Shares issued in reinvestment of dividends and distributions	2,839,990	35,870,652

Shares purchased	(3,722,093)	(48,893,932)

Net increase (decrease) in shares outstanding before conversion	(337,547)	(5,990,800)

Shares issued upon conversion from other share class(es)	826,903	10,960,007

Shares purchased upon conversion into other share class(es)	(190,608)	(2,500,380)

Net increase (decrease) in shares outstanding	298,748	$2,468,827

Year ended October 31, 2022:

Shares sold	812,192	$11,655,660

Shares issued in reinvestment of dividends and distributions	2,273,496	32,816,126

Shares purchased	(6,001,728)	(85,262,905)

Net increase (decrease) in shares outstanding before conversion	(2,916,040)	(40,791,119)

Shares issued upon conversion from other share class(es)	1,649,762	23,638,719

Shares purchased upon conversion into other share class(es)	(540,078)	(7,876,732)

Net increase (decrease) in shares outstanding	(1,806,356)	$(25,029,132)

Class C

Six months ended April 30, 2023:

Shares sold	82,985	$946,316

Shares issued in reinvestment of dividends and distributions	218,227	2,373,550

Shares purchased	(291,591)	(3,324,880)

Net increase (decrease) in shares outstanding before conversion	9,621	(5,014)

Shares purchased upon conversion into other share class(es)	(871,840)	(9,964,763)

Net increase (decrease) in shares outstanding	(862,219)	$(9,969,777)

Year ended October 31, 2022:

Shares sold	132,242	$1,651,154

Shares issued in reinvestment of dividends and distributions	257,127	3,271,527

Shares purchased	(677,231)	(8,526,899)

Net increase (decrease) in shares outstanding before conversion	(287,862)	(3,604,218)

Shares purchased upon conversion into other share class(es)	(1,848,277)	(23,085,483)

Net increase (decrease) in shares outstanding	(2,136,139)	$(26,689,701)

Class R

Six months ended April 30, 2023:

Shares sold	18,080	$236,331

Shares issued in reinvestment of dividends and distributions	95,519	1,207,685

Shares purchased	(155,690)	(2,051,663)

Net increase (decrease) in shares outstanding	(42,091)	$(607,647)

PGIM Jennison Global Equity Income Fund	33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	68,830	$968,521

Shares issued in reinvestment of dividends and distributions	76,416	1,106,594

Shares purchased	(258,589)	(3,716,303)

Net increase (decrease) in shares outstanding	(113,343)	$(1,641,188)

Class Z

Six months ended April 30, 2023:

Shares sold	266,739	$3,470,092

Shares issued in reinvestment of dividends and distributions	760,518	9,589,217

Shares purchased	(1,601,530)	(20,996,474)

Net increase (decrease) in shares outstanding before conversion	(574,273)	(7,937,165)

Shares issued upon conversion from other share class(es)	200,285	2,622,653

Shares purchased upon conversion into other share class(es)	(86,380)	(1,136,243)

Net increase (decrease) in shares outstanding	(460,368)	$(6,450,755)

Year ended October 31, 2022:

Shares sold	619,452	$8,748,630

Shares issued in reinvestment of dividends and distributions	664,996	9,567,414

Shares purchased	(2,918,165)	(41,061,264)

Net increase (decrease) in shares outstanding before conversion	(1,633,717)	(22,745,220)

Shares issued upon conversion from other share class(es)	591,323	8,627,252

Shares purchased upon conversion into other share class(es)	(109,912)	(1,580,418)

Net increase (decrease) in shares outstanding	(1,152,306)	$(15,698,386)

Class R6

Six months ended April 30, 2023:

Shares sold	715,509	$9,365,566

Shares issued in reinvestment of dividends and distributions	75,954	959,489

Shares purchased	(172,598)	(2,276,606)

Net increase (decrease) in shares outstanding before conversion	618,865	8,048,449

Shares issued upon conversion from other share class(es)	1,428	18,726

Net increase (decrease) in shares outstanding	620,293	$8,067,175

34

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	332,470	$4,618,477

Shares issued in reinvestment of dividends and distributions	52,057	748,407

Shares purchased	(280,857)	(4,013,477)

Net increase (decrease) in shares outstanding before conversion	103,670	1,353,407

Shares issued upon conversion from other share class(es)	18,853	276,662

Net increase (decrease) in shares outstanding	122,523	$1,630,069

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $392,000, borrowed at a weighted average interest rate of 4.91%. The maximum loan outstanding amount during the period was $392,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

PGIM Jennison Global Equity Income Fund	35

Notes to Financial Statements (unaudited) (continued)

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset

36

classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In

PGIM Jennison Global Equity Income Fund	37

Notes to Financial Statements (unaudited) (continued)

addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

38

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer

PGIM Jennison Global Equity Income Fund	39

Notes to Financial Statements (unaudited) (continued)

losses or produce poor performance relative to other funds.

10.    Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

40

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Equity Income Fund	41

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street Newark, NJ 07102		(800)225-1852		pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Equity Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL EQUITY INCOME FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	SPQAX	AGOCX	PJERX	JDEZX	PJIQX

CUSIP	74441L808	74441L873	74441L790	74441L832	74441L816

 MF203E2

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Mid-Cap Value Fund

June 15, 2023

PGIM Quant Solutions Mid-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-0.23	-12.07	1.20	5.64	—

Class C	-0.67	-8.68	1.53	5.42	—

Class R	-0.38	-7.26	2.03	N/A	3.50 (12/22/2014)

Class Z	-0.12	-6.77	2.62	6.52	—

Class R2	-0.29	-7.05	2.26	N/A	1.18 (12/28/2017)

Class R4	-0.16	-6.83	2.52	N/A	1.43 (12/28/2017)

Class R6	-0.04	-6.63	2.77	6.66	—

Russell Midcap Value Index
	2.26	-3.47	6.43	8.68	—

S&P MidCap 400 Index
	3.24	1.33	7.56	9.64	—

Russell Midcap Index
	3.80	-1.69	7.97	9.85	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)
	Class R (12/22/2014)	Class R2, Class R4 (12/28/2017)

Russell Midcap Value Index	6.82	5.61

S&P MidCap 400 Index	8.39	6.86

Russell Midcap Index	8.14	7.33

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the Index are also members of the Russell 1000 Value Index.

S&P MidCap 400 Index*—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry representation. It gives a broad look at how US mid-cap stock prices have performed.

*The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Quant Solutions Mid-Cap Value Fund	5

Your Fund’s Performance (continued)

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	% of Net Assets

Realty Income Corp.,	Retail REITs	1.1%

DuPont de Nemours, Inc.	Chemicals	1.1%

Global Payments, Inc.	Financial Services	1.0%

Lennar Corp. (Class A Stock)	Household Durables	1.0%

Nucor Corp.	Metals & Mining	1.0%

Bank of New York Mellon Corp. (The)	Capital Markets	1.0%

Phillips 66	Oil, Gas & Consumable Fuels	1.0%

Consolidated Edison, Inc.	Multi-Utilities	1.0%

VICI Properties, Inc.	Specialized REITs	1.0%

LyondellBasell Industries NV (Class A Stock)	Chemicals	0.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Mid-Cap Value Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Mid-Cap Value Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 997.70	1.13%	$5.60

	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class C	Actual	$1,000.00	$ 993.30	1.95%	$9.64

	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class R	Actual	$1,000.00	$ 996.20	1.45%	$7.18

	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

Class Z	Actual	$1,000.00	$ 998.80	0.92%	$4.56

	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Class R2	Actual	$1,000.00	$ 997.10	1.23%	$6.09

	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

Class R4	Actual	$1,000.00	$ 998.40	0.98%	$4.86

	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Class R6	Actual	$1,000.00	$ 999.60	0.73%	$3.62

	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 99.8%

Aerospace & Defense 0.5%

Textron, Inc.	13,900	$930,466

Automobile Components 0.7%

BorgWarner, Inc.	28,600	1,376,518

Automobiles 1.3%

Rivian Automotive, Inc. (Class A Stock)*(a)	94,400	1,210,208
Thor Industries, Inc.(a)	14,900	1,177,398

		2,387,606

Banks 4.4%

Citizens Financial Group, Inc.	48,100	1,488,214
Fifth Third Bancorp	37,833	991,225
Huntington Bancshares, Inc.	128,400	1,438,080
KeyCorp	82,900	933,454
M&T Bank Corp.	13,500	1,698,300
New York Community Bancorp, Inc.	38,000	406,220
Regions Financial Corp.	70,000	1,278,200
Webster Financial Corp.	6,900	257,370

		8,491,063

Beverages 0.7%

Molson Coors Beverage Co. (Class B Stock)	23,300	1,385,884

Biotechnology 0.4%

Biogen, Inc.*	1,900	578,037
United Therapeutics Corp.*	900	207,117

		785,154

Broadline Retail 0.6%

Kohl’s Corp.	25,800	568,374
Macy’s, Inc.	38,200	624,188

		1,192,562

Building Products 1.7%

Builders FirstSource, Inc.*	15,700	1,487,889

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Carrier Global Corp.	9,400	$393,108
Owens Corning	12,400	1,324,444

		3,205,441

Capital Markets 5.5%

Bank of New York Mellon Corp. (The)	46,700	1,988,953
Carlyle Group, Inc. (The)	25,000	758,250
Franklin Resources, Inc.(a)	48,300	1,298,304
Invesco Ltd.	73,600	1,260,768
Janus Henderson Group PLC(a)	44,100	1,144,395
Jefferies Financial Group, Inc.	39,400	1,261,982
KKR & Co., Inc.	19,400	1,029,558
Raymond James Financial, Inc.	200	18,106
State Street Corp.	24,700	1,784,822
T. Rowe Price Group, Inc.	700	78,631

		10,623,769

Chemicals 6.4%

Albemarle Corp.	3,200	593,472
Celanese Corp.	13,100	1,391,744
Corteva, Inc.	6,900	421,728
DuPont de Nemours, Inc.	29,300	2,042,796
Eastman Chemical Co.	13,600	1,146,072
Huntsman Corp.	28,400	760,836
International Flavors & Fragrances, Inc.	17,300	1,677,408
LyondellBasell Industries NV (Class A Stock)	19,100	1,807,051
Mosaic Co. (The)	32,400	1,388,340
Westlake Corp.	10,000	1,137,800

		12,367,247

Commercial Services & Supplies 0.0%

Republic Services, Inc.	500	72,310

Communications Equipment 0.7%

Motorola Solutions, Inc.	1,600	466,240
Viasat, Inc.*	22,500	788,175

		1,254,415

Consumer Finance 2.0%

Ally Financial, Inc.	49,059	1,294,176

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance (cont’d.)

Discover Financial Services	10,900	$1,127,823
Synchrony Financial	49,100	1,448,941

		3,870,940

Consumer Staples Distribution & Retail 0.8%

Kroger Co. (The)	31,800	1,546,434

Containers & Packaging 1.9%

Berry Global Group, Inc.	4,800	277,488
International Paper Co.	40,200	1,331,022
Packaging Corp. of America	5,200	703,352
Westrock Co.	42,000	1,257,060

		3,568,922

Distributors 0.3%

LKQ Corp.	10,500	606,165

Diversified REITs 0.2%

WP Carey, Inc.	5,100	378,420

Diversified Telecommunication Services 0.6%

Frontier Communications Parent, Inc.*(a)	52,800	1,190,112

Electric Utilities 5.2%

Alliant Energy Corp.	400	22,056
Avangrid, Inc.(a)	28,100	1,131,306
Edison International	16,400	1,207,040
Entergy Corp.	5,100	548,658
Evergy, Inc.	23,700	1,472,007
Eversource Energy	9,000	698,490
FirstEnergy Corp.	6,300	250,740
NRG Energy, Inc.	25,800	881,586
OGE Energy Corp.	900	33,786
Pinnacle West Capital Corp.	15,800	1,239,668
PPL Corp.	59,800	1,717,456
Xcel Energy, Inc.	11,500	803,965

		10,006,758

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 0.6%

AMETEK, Inc.	1,800	$248,274
Regal Rexnord Corp.	7,400	963,184

		1,211,458

Electronic Equipment, Instruments & Components 2.4%

Arrow Electronics, Inc.*	4,200	480,606
Avnet, Inc.	26,100	1,076,886
Coherent Corp.*(a)	31,500	1,075,410
Corning, Inc.	26,600	883,652
TD SYNNEX Corp.	12,900	1,148,616

		4,665,170

Energy Equipment & Services 0.2%

Baker Hughes Co.	13,800	403,512

Financial Services 2.1%

Corebridge Financial, Inc.	48,600	819,396
Global Payments, Inc.	17,800	2,006,238
MGIC Investment Corp.	82,700	1,229,749

		4,055,383

Food Products 1.5%

Bunge Ltd.	6,200	580,320
Conagra Brands, Inc.	11,900	451,724
Darling Ingredients, Inc.*	1,600	95,312
J.M. Smucker Co. (The)	800	123,528
Tyson Foods, Inc. (Class A Stock)	25,900	1,618,491

		2,869,375

Gas Utilities 0.9%

Atmos Energy Corp.	7,400	844,636
UGI Corp.	23,600	799,568

		1,644,204

Ground Transportation 1.8%

Knight-Swift Transportation Holdings, Inc.	23,300	1,312,256
Ryder System, Inc.	12,641	1,000,662

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation (cont’d.)

U-Haul Holding Co. (XLON)	2,400	$146,544
U-Haul Holding Co. (NYSE)	19,500	1,054,950

		3,514,412

Health Care Equipment & Supplies 1.2%

Enovis Corp.*	8,933	520,347
QuidelOrtho Corp.*(a)	13,000	1,169,350
Zimmer Biomet Holdings, Inc.	3,700	512,228

		2,201,925

Health Care Providers & Services 1.7%

Laboratory Corp. of America Holdings	6,000	1,360,260
Quest Diagnostics, Inc.	8,000	1,110,480
Universal Health Services, Inc. (Class B Stock)	5,400	811,890

		3,282,630

Health Care REITs 1.9%

Healthcare Realty Trust, Inc.	64,800	1,281,744
Healthpeak Properties, Inc.	12,200	268,034
Medical Properties Trust, Inc.(a)	139,569	1,224,020
Ventas, Inc.	3,000	144,150
Welltower, Inc.	9,700	768,434

		3,686,382

Hotel & Resort REITs 1.3%

Host Hotels & Resorts, Inc.	86,700	1,401,939
Park Hotels & Resorts, Inc.	94,400	1,137,520

		2,539,459

Hotels, Restaurants & Leisure 0.2%

Penn Entertainment, Inc.*	8,700	259,173
Yum! Brands, Inc.	200	28,116

		287,289

Household Durables 3.9%

D.R. Horton, Inc.	14,500	1,592,390
Lennar Corp. (Class A Stock)	17,763	2,003,844
Mohawk Industries, Inc.*	12,239	1,296,110

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

PulteGroup, Inc.	21,047	$1,413,306
Toll Brothers, Inc.	18,633	1,190,835

		7,496,485

Insurance 5.9%

Aflac, Inc.	13,500	942,975
Arthur J. Gallagher & Co.	700	145,642
Assured Guaranty Ltd.	3,000	161,610
Axis Capital Holdings Ltd.	14,100	797,214
Brighthouse Financial, Inc.*	11,500	508,300
CNA Financial Corp.	27,500	1,070,025
Fidelity National Financial, Inc.	7,100	251,979
First American Financial Corp.	8,500	489,685
Hartford Financial Services Group, Inc. (The)	18,900	1,341,711
Loews Corp.	24,600	1,416,222
Markel Corp.*	1,100	1,505,383
Old Republic International Corp.	50,400	1,273,608
Unum Group	32,000	1,350,400

		11,254,754

IT Services 1.2%

DXC Technology Co.*	49,600	1,182,960
Twilio, Inc. (Class A Stock)*	20,400	1,073,244

		2,256,204

Life Sciences Tools & Services 0.6%

Syneos Health, Inc.*	28,900	1,134,614

Machinery 3.6%

AGCO Corp.	7,000	867,580
Cummins, Inc.	1,400	329,056
Fortive Corp.	6,500	410,085
Gates Industrial Corp. PLC*	82,300	1,108,581
Ingersoll Rand, Inc.	6,900	393,438
Otis Worldwide Corp.	2,300	196,190
PACCAR, Inc.	21,750	1,624,507
Parker-Hannifin Corp.	800	259,904
Stanley Black & Decker, Inc.(a)	17,800	1,536,852
Westinghouse Air Brake Technologies Corp.	2,500	244,175

		6,970,368

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Media 3.2%

DISH Network Corp. (Class A Stock)*	59,700	$448,347
Fox Corp. (Class A Stock)(a)	16,300	542,138
Fox Corp. (Class B Stock)	15,100	461,154
Liberty Broadband Corp. (Class C Stock)*	15,400	1,305,612
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	8,400	236,040
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	10,300	287,782
News Corp. (Class A Stock)	76,200	1,341,882
Nexstar Media Group, Inc.	300	52,035
Paramount Global (Class B Stock)(a)	65,000	1,516,450

		6,191,440

Metals & Mining 4.0%

Cleveland-Cliffs, Inc.*	74,300	1,142,734
Nucor Corp.	13,500	2,000,430
Reliance Steel & Aluminum Co.	5,490	1,360,422
SSR Mining, Inc. (Canada)	48,000	687,360
Steel Dynamics, Inc.	13,200	1,372,140
United States Steel Corp.(a)	48,300	1,105,104

		7,668,190

Mortgage Real Estate Investment Trusts (REITs) 2.4%

AGNC Investment Corp.	115,600	1,145,596
Annaly Capital Management, Inc.	69,431	1,387,231
Rithm Capital Corp.	138,800	1,132,608
Starwood Property Trust, Inc.(a)	54,700	978,583

		4,644,018

Multi-Utilities 2.0%

Ameren Corp.	3,700	329,189
CenterPoint Energy, Inc.	3,800	115,786
CMS Energy Corp.	2,300	143,198
Consolidated Edison, Inc.	19,233	1,893,874
DTE Energy Co.	2,400	269,784
Public Service Enterprise Group, Inc.	9,300	587,760
WEC Energy Group, Inc.	5,800	557,786

		3,897,377

Office REITs 0.8%

Cousins Properties, Inc.	9,000	196,290
Douglas Emmett, Inc.	23,400	301,392
Highwoods Properties, Inc.	7,800	178,776

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Office REITs (cont’d.)

Hudson Pacific Properties, Inc.	56,200	$312,472
Kilroy Realty Corp.	5,300	154,972
SL Green Realty Corp.	4,895	115,865
Vornado Realty Trust	14,100	211,641

		1,471,408

Oil, Gas & Consumable Fuels 6.3%

Antero Resources Corp.*	25,100	577,049
Chesapeake Energy Corp.	10,300	851,604
Coterra Energy, Inc.	41,200	1,054,720
Devon Energy Corp.	20,100	1,073,943
Diamondback Energy, Inc.	6,100	867,420
DT Midstream, Inc.	13,700	674,999
EQT Corp.	27,600	961,584
HF Sinclair Corp.	15,700	692,527
Marathon Oil Corp.	40,800	985,728
Ovintiv, Inc.	16,100	580,888
PDC Energy, Inc.	8,500	552,925
Phillips 66	19,800	1,960,200
Southwestern Energy Co.*	126,600	657,054
Williams Cos., Inc. (The)	17,600	532,576

		12,023,217

Passenger Airlines 2.0%

Alaska Air Group, Inc.*	15,200	660,592
JetBlue Airways Corp.*	136,800	976,752
Southwest Airlines Co.	22,100	669,409
United Airlines Holdings, Inc.*	34,100	1,493,580

		3,800,333

Pharmaceuticals 2.0%

Elanco Animal Health, Inc.*	110,000	1,041,700
Jazz Pharmaceuticals PLC*	1,200	168,564
Perrigo Co. PLC	30,800	1,145,452
Royalty Pharma PLC (Class A Stock)	3,000	105,450
Viatris, Inc.	146,089	1,363,010

		3,824,176

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services 0.6%

ManpowerGroup, Inc.	4,300	$325,553
SS&C Technologies Holdings, Inc.	14,600	854,684

		1,180,237

Real Estate Management & Development 1.3%

CBRE Group, Inc. (Class A Stock)*	11,100	850,926
Howard Hughes Corp. (The)*	6,000	464,220
Jones Lang LaSalle, Inc.*	8,900	1,237,456

		2,552,602

Residential REITs 0.3%

AvalonBay Communities, Inc.	1,300	234,481
Equity Residential	2,400	151,800
Essex Property Trust, Inc.	600	131,838

		518,119

Retail REITs 2.2%

Kimco Realty Corp.	73,961	1,419,312
Realty Income Corp.	34,713	2,181,365
Spirit Realty Capital, Inc.	17,900	688,434

		4,289,111

Semiconductors & Semiconductor Equipment 0.8%

MKS Instruments, Inc.	11,000	922,570
Qorvo, Inc.*	4,400	405,152
Skyworks Solutions, Inc.	2,300	243,570

		1,571,292

Specialized REITs 2.5%

EPR Properties	28,400	1,191,664
VICI Properties, Inc.	55,800	1,893,852
Weyerhaeuser Co.	57,500	1,719,825

		4,805,341

Specialty Retail 1.6%

CarMax, Inc.*	1,500	105,045
Lithia Motors, Inc.	3,100	684,759

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Penske Automotive Group, Inc.(a)	7,700	$1,067,066
Petco Health & Wellness Co., Inc.*(a)	111,300	1,108,548

		2,965,418

Technology Hardware, Storage & Peripherals 1.5%

Hewlett Packard Enterprise Co.	107,400	1,537,968
Western Digital Corp.*	38,800	1,336,272

		2,874,240

Textiles, Apparel & Luxury Goods 0.6%

PVH Corp.	14,000	1,201,340

Trading Companies & Distributors 0.8%

Air Lease Corp.	28,200	1,134,204
United Rentals, Inc.	1,200	433,332

		1,567,536

TOTAL COMMON STOCKS (cost $178,346,378)		191,759,205

UNAFFILIATED EXCHANGE-TRADED FUND 0.2%
iShares Russell Mid-Cap Value ETF (cost $286,838)	2,700	286,821

TOTAL LONG-TERM INVESTMENTS (cost $178,633,216)		192,046,026

SHORT-TERM INVESTMENTS 9.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	109,326	109,326

See Notes to Financial Statements.

18

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $17,350,215; includes $17,278,072 of cash collateral for securities on loan)(b)(wi)	17,369,851	$17,359,429

TOTAL SHORT-TERM INVESTMENTS (cost $17,459,541)		17,468,755

TOTAL INVESTMENTS 109.1% (cost $196,092,757)		209,514,781
Liabilities in excess of other assets (9.1)%		(17,398,709)

NET ASSETS 100.0%		$192,116,072

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

NYSE—New York Stock Exchange

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

XLON—London Stock Exchange

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,134,739; cash collateral of $17,278,072 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$930,466	$—	$—
Automobile Components	1,376,518	—	—
Automobiles	2,387,606	—	—
Banks	8,491,063	—	—
Beverages	1,385,884	—	—
Biotechnology	785,154	—	—
Broadline Retail	1,192,562	—	—
Building Products	3,205,441	—	—
Capital Markets	10,623,769	—	—
Chemicals	12,367,247	—	—
Commercial Services & Supplies	72,310	—	—
Communications Equipment	1,254,415	—	—
Consumer Finance	3,870,940	—	—
Consumer Staples Distribution & Retail	1,546,434	—	—
Containers & Packaging	3,568,922	—	—
Distributors	606,165	—	—
Diversified REITs	378,420	—	—
Diversified Telecommunication Services	1,190,112	—	—
Electric Utilities	10,006,758	—	—
Electrical Equipment	1,211,458	—	—
Electronic Equipment, Instruments & Components	4,665,170	—	—
Energy Equipment & Services	403,512	—	—
Financial Services	4,055,383	—	—
Food Products	2,869,375	—	—
Gas Utilities	1,644,204	—	—
Ground Transportation	3,514,412	—	—
Health Care Equipment & Supplies	2,201,925	—	—
Health Care Providers & Services	3,282,630	—	—
Health Care REITs	3,686,382	—	—
Hotel & Resort REITs	2,539,459	—	—
Hotels, Restaurants & Leisure	287,289	—	—
Household Durables	7,496,485	—	—
Insurance	11,254,754	—	—
IT Services	2,256,204	—	—
Life Sciences Tools & Services	1,134,614	—	—
Machinery	6,970,368	—	—
Media	6,191,440	—	—
Metals & Mining	7,668,190	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,644,018	—	—
Multi-Utilities	3,897,377	—	—
Office REITs	1,471,408	—	—
Oil, Gas & Consumable Fuels	12,023,217	—	—
Passenger Airlines	3,800,333	—	—
Pharmaceuticals	3,824,176	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Professional Services	$1,180,237	$—	$—
Real Estate Management & Development	2,552,602	—	—
Residential REITs	518,119	—	—
Retail REITs	4,289,111	—	—
Semiconductors & Semiconductor Equipment	1,571,292	—	—
Specialized REITs	4,805,341	—	—
Specialty Retail	2,965,418	—	—
Technology Hardware, Storage & Peripherals	2,874,240	—	—
Textiles, Apparel & Luxury Goods	1,201,340	—	—
Trading Companies & Distributors	1,567,536	—	—
Unaffiliated Exchange-Traded Fund	286,821	—	—
Short-Term Investments
Affiliated Mutual Funds	17,468,755	—	—

Total	$209,514,781	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Affiliated Mutual Funds (9.0% represents investments purchased with collateral from securities on loan)	9.1%
Chemicals	6.4
Oil, Gas & Consumable Fuels	6.3
Insurance	5.9
Capital Markets	5.5
Electric Utilities	5.2
Banks	4.4
Metals & Mining	4.0
Household Durables	3.9
Machinery	3.6
Media	3.2
Specialized REITs	2.5
Electronic Equipment, Instruments & Components	2.4
Mortgage Real Estate Investment Trusts (REITs)	2.4
Retail REITs	2.2
Financial Services	2.1
Multi-Utilities	2.0
Consumer Finance	2.0
Pharmaceuticals	2.0
Passenger Airlines	2.0

Health Care REITs	1.9%
Containers & Packaging	1.9
Ground Transportation	1.8
Health Care Providers & Services	1.7
Building Products	1.7
Specialty Retail	1.6
Technology Hardware, Storage & Peripherals	1.5
Food Products	1.5
Real Estate Management & Development	1.3
Hotel & Resort REITs	1.3
Automobiles	1.3
IT Services	1.2
Health Care Equipment & Supplies	1.2
Gas Utilities	0.9
Semiconductors & Semiconductor Equipment	0.8
Trading Companies & Distributors	0.8
Consumer Staples Distribution & Retail	0.8
Office REITs	0.8
Beverages	0.7
Automobile Components	0.7
Communications Equipment	0.7
Electrical Equipment	0.6

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Industry Classification (continued):

Textiles, Apparel & Luxury Goods	0.6%
Broadline Retail	0.6
Diversified Telecommunication Services	0.6
Professional Services	0.6
Life Sciences Tools & Services	0.6
Aerospace & Defense	0.5
Biotechnology	0.4
Distributors	0.3
Residential REITs	0.3
Energy Equipment & Services	0.2
Diversified REITs	0.2

Hotels, Restaurants & Leisure	0.2%
Unaffiliated Exchange-Traded Fund	0.2
Commercial Services & Supplies	0.0 *

109.1
Liabilities in excess of other assets	(9.1)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$17,134,739	$(17,134,739)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

22

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $17,134,739:
Unaffiliated investments (cost $178,633,216)	$192,046,026
Affiliated investments (cost $17,459,541)	17,468,755
Receivable for investments sold	295,384
Dividends receivable	129,700
Receivable for Fund shares sold	122,940
Tax reclaim receivable	1,216
Prepaid expenses and other assets	13,460

Total Assets	210,077,481

Liabilities
Payable to broker for collateral for securities on loan	17,278,072
Payable for Fund shares purchased	367,959
Accrued expenses and other liabilities	185,098
Management fee payable	87,648
Distribution fee payable	24,672
Affiliated transfer agent fee payable	17,365
Directors’ fees payable	595

Total Liabilities	17,961,409

Net Assets	$192,116,072

Net assets were comprised of:
Common stock, at par	$9,557
Paid-in capital in excess of par	232,429,405
Total distributable earnings (loss)	(40,322,890)

Net assets, April 30, 2023	$192,116,072

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	23

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Class A
Net asset value and redemption price per share, ($106,765,442 ÷ 5,317,584 shares of common stock issued and outstanding)	$20.08
Maximum sales charge (5.50% of offering price)	1.17

Maximum offering price to public	$21.25

Class C
Net asset value, offering price and redemption price per share, ($3,247,969 ÷ 195,862 shares of common stock issued and outstanding)	$16.58

Class R
Net asset value, offering price and redemption price per share, ($122,116 ÷ 6,025 shares of common stock issued and outstanding)	$20.27

Class Z
Net asset value, offering price and redemption price per share, ($31,137,803 ÷ 1,530,919 shares of common stock issued and outstanding)	$20.34

Class R2
Net asset value, offering price and redemption price per share, ($13,112 ÷ 648 shares of common stock issued and outstanding)	$20.25

Class R4
Net asset value, offering price and redemption price per share, ($1,727,606 ÷ 85,251 shares of common stock issued and outstanding)	$20.26

Class R6
Net asset value, offering price and redemption price per share, ($49,102,024 ÷ 2,420,922 shares of common stock issued and outstanding)	$20.28

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

24

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,762 foreign withholding tax)	$3,229,407
Affiliated income from securities lending, net	24,282
Affiliated dividend income	3,399

Total income	3,257,088

Expenses
Management fee	746,588
Distribution fee(a)	189,836
Shareholder servicing fees(a)	855
Transfer agent’s fees and expenses (including affiliated expense of $62,944)(a)	153,444
Registration fees(a)	37,470
Custodian and accounting fees	26,135
Shareholders’ reports	23,105
Audit fee	11,802
Professional fees	11,074
Directors’ fees	6,344
Miscellaneous	15,797

Total expenses	1,222,450
Less: Fee waiver and/or expense reimbursement(a)	(161,826)
Distribution fee waiver(a)	(28,285)

Net expenses	1,032,339

Net investment income (loss)	2,224,749

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $10,211)	(7,813,073)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $1,574)	5,579,687

Net gain (loss) on investment transactions	(2,233,386)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(8,637)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	168,549	20,656	582	—	49	—	—
Shareholder servicing fees	—	—	—	—	20	835	—
Transfer agent’s fees and expenses	116,831	7,536	279	24,772	104	1,305	2,617
Registration fees	8,362	5,325	3,228	7,138	2,383	2,383	8,651
Fee waiver and/or expense reimbursement	(92,070)	(10,191)	(3,407)	(15,162)	(2,475)	(3,197)	(35,324)
Distribution fee waiver	(28,091)	—	(194)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	25

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,224,749	$3,902,577
Net realized gain (loss) on investment transactions	(7,813,073)	21,672,227
Net change in unrealized appreciation (depreciation) on investments	5,579,687	(43,112,737)

Net increase (decrease) in net assets resulting from operations	(8,637)	(17,537,933)

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,802,402)	(1,531,119)
Class C	(50,363)	(55,880)
Class R	(2,287)	(3,111)
Class Z	(611,646)	(898,720)
Class R2	(605)	(479)
Class R4	(28,080)	(23,576)
Class R6	(1,064,261)	(1,110,299)

	(3,559,644)	(3,623,184)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	10,359,961	51,878,966
Net asset value of shares issued in reinvestment of dividends and distributions	3,434,799	3,516,665
Cost of shares purchased	(25,775,426)	(98,025,294)

Net increase (decrease) in net assets from Fund share transactions	(11,980,666)	(42,629,663)

Total increase (decrease)	(15,548,947)	(63,790,780)

Net Assets:
Beginning of period	207,665,019	271,455,799

End of period	$192,116,072	$207,665,019

See Notes to Financial Statements.

26

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.46		$ 22.40	$13.95	$17.83	$20.17	$22.24
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.31	0.23	0.29	0.30	0.30
Net realized and unrealized gain (loss) on investment transactions	(0.26)		(1.98)	8.52	(3.75)	(0.66)	(0.95)
Total from investment operations	(0.05)		(1.67)	8.75	(3.46)	(0.36)	(0.65)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.27)	(0.30)	(0.42)	(0.41)	(0.32)
Distributions from net realized gains	-		-	-	-	(1.57)	(1.10)
Total dividends and distributions	(0.33)		(0.27)	(0.30)	(0.42)	(1.98)	(1.42)
Net asset value, end of period	$20.08		$ 20.46	$22.40	$13.95	$17.83	$20.17
Total Return(b):	(0.23)%		(7.51)%	63.44%	(20.02)%	(0.95)%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$106,765		$111,871	$128,832	$96,607	$173,162	$219,477
Average net assets (000)	$113,297		$122,783	$123,830	$125,104	$192,828	$259,013
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13	%(d)	1.13%	1.13%	1.14%	1.13%	1.18%
Expenses before waivers and/or expense reimbursement	1.34	%(d)	1.33%	1.33%	1.39%	1.32%	1.33%
Net investment income (loss)	2.05	%(d)	1.42%	1.13%	1.96%	1.69%	1.35%
Portfolio turnover rate(e)	34%		67%	81%	55%	58%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	27

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.89		$18.55	$11.63	$14.94	$17.24	$19.21
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.12	0.05	0.15	0.16	0.11
Net realized and unrealized gain (loss) on investment transactions	(0.22)		(1.64)	7.10	(3.16)	(0.61)	(0.79)
Total from investment operations	(0.11)		(1.52)	7.15	(3.01)	(0.45)	(0.68)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.14)	(0.23)	(0.30)	(0.28)	(0.19)
Distributions from net realized gains	-		-	-	-	(1.57)	(1.10)
Total dividends and distributions	(0.20)		(0.14)	(0.23)	(0.30)	(1.85)	(1.29)
Net asset value, end of period	$16.58		$16.89	$18.55	$11.63	$14.94	$17.24
Total Return(b):	(0.67)%		(8.24)%	62.09%	(20.65)%	(1.76)%	(4.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,248		$4,527	$7,641	$6,823	$16,672	$42,595
Average net assets (000)	$4,165		$6,293	$8,011	$10,577	$27,709	$52,438
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95	%(d)	1.95%	1.95%	1.96%	1.94%	1.92%
Expenses before waivers and/or expense reimbursement	2.44	%(d)	2.26%	2.15%	2.19%	1.98%	1.97%
Net investment income (loss)	1.27	%(d)	0.68%	0.33%	1.17%	1.08%	0.60%
Portfolio turnover rate(e)	34%		67%	81%	55%	58%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.61		$22.56	$14.06	$17.96	$20.30	$22.38
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.26	0.18	0.24	0.25	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.26)		(2.01)	8.58	(3.78)	(0.67)	(0.95)
Total from investment operations	(0.08)		(1.75)	8.76	(3.54)	(0.42)	(0.71)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.20)	(0.26)	(0.36)	(0.35)	(0.27)
Distributions from net realized gains	-		-	-	-	(1.57)	(1.10)
Total dividends and distributions	(0.26)		(0.20)	(0.26)	(0.36)	(1.92)	(1.37)
Net asset value, end of period	$20.27		$20.61	$22.56	$14.06	$17.96	$20.30
Total Return(b):	(0.38)%		(7.79)%	62.86%	(20.23)%	(1.29)%	(3.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$122		$182	$352	$298	$491	$798
Average net assets (000)	$156		$292	$414	$386	$657	$888
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.45	%(d)	1.45%	1.45%	1.46%	1.45%	1.42%
Expenses before waivers and/or expense reimbursement	6.09	%(d)	4.08%	3.57%	4.44%	3.51%	3.42%
Net investment income (loss)	1.74	%(d)	1.18%	0.87%	1.58%	1.39%	1.07%
Portfolio turnover rate(e)	34%		67%	81%	55%	58%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	29

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.75		$22.71	$14.14	$18.06	$20.40	$22.48
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.39	0.28	0.35	0.37	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.27)		(2.02)	8.63	(3.80)	(0.68)	(0.95)
Total from investment operations	(0.03)		(1.63)	8.91	(3.45)	(0.31)	(0.60)
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.33)	(0.34)	(0.47)	(0.46)	(0.38)
Distributions from net realized gains	-		-	-	-	(1.57)	(1.10)
Total dividends and distributions	(0.38)		(0.33)	(0.34)	(0.47)	(2.03)	(1.48)
Net asset value, end of period	$20.34		$20.75	$22.71	$14.14	$18.06	$20.40
Total Return(b):	(0.12)%		(7.26)%	63.81%	(19.75)%	(0.64)%	(3.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,138		$34,193	$65,489	$44,469	$178,692	$340,962
Average net assets (000)	$33,595		$49,899	$64,701	$86,918	$262,457	$414,839
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.92	%(d)	0.89%	0.87%	0.88%	0.84%	0.93%
Expenses before waivers and/or expense reimbursement	1.01	%(d)	0.97%	0.95%	0.96%	0.88%	0.98%
Net investment income (loss)	2.27	%(d)	1.77%	1.37%	2.29%	2.02%	1.59%
Portfolio turnover rate(e)	34%		67%	81%	55%	58%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 28, 2017(a) through October 31, 2018
	2023		2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.62		$22.56	$14.05	$17.95	$20.29	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.29	0.21	0.29	0.29	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.29)		(1.98)	8.59	(3.79)	(0.67)	(2.45)
Total from investment operations	(0.06)		(1.69)	8.80	(3.50)	(0.38)	(2.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.25)	(0.29)	(0.40)	(0.39)	-
Distributions from net realized gains	-		-	-	-	(1.57)	-
Total dividends and distributions	(0.31)		(0.25)	(0.29)	(0.40)	(1.96)	-
Net asset value, end of period	$20.25		$20.62	$22.56	$14.05	$17.95	$20.29
Total Return(c):	(0.29)%		(7.55)%	63.25%	(20.07)%	(1.07)%	(10.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$40	$44	$33	$49	$48
Average net assets (000)	$40		$43	$44	$36	$48	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.23	%(e)	1.23%	1.23%	1.24%	1.23%	1.26	%(e)
Expenses before waivers and/or expense reimbursement	13.81	%(e)	13.29%	13.76%	42.28%	27.75%	150.41	%(e)
Net investment income (loss)	2.16	%(e)	1.32%	1.02%	1.91%	1.61%	0.31	%(e)
Portfolio turnover rate(f)	34%		67%	81%	55%	58%	78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	31

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 28, 2017(a) through October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.67		$22.62	$14.08	$17.99	$20.33	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.35	0.25	0.30	0.34	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.28)		(2.00)	8.61	(3.77)	(0.68)	(2.56)
Total from investment operations	(0.05)		(1.65)	8.86	(3.47)	(0.34)	(2.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.30)	(0.32)	(0.44)	(0.43)	-
Distributions from net realized gains	-		-	-	-	(1.57)	-
Total dividends and distributions	(0.36)		(0.30)	(0.32)	(0.44)	(2.00)	-
Net asset value, end of period	$20.26		$20.67	$22.62	$14.08	$17.99	$20.33
Total Return(c):	(0.16)%		(7.34)%	63.70%	(19.89)%	(0.79)%	(10.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,728		$1,579	$1,778	$2,761	$3,363	$9
Average net assets (000)	$1,683		$1,706	$2,631	$2,859	$1,861	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.98	%(e)	0.98%	0.98%	0.99%	0.98%	1.02	%(e)
Expenses before waivers and/or expense reimbursement	1.36	%(e)	1.33%	1.29%	1.62%	1.68%	225.30	%(e)
Net investment income (loss)	2.16	%(e)	1.59%	1.28%	2.00%	1.93%	1.14	%(e)
Portfolio turnover rate(f)	34%		67%	81%	55%	58%	78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.71		$22.66	$14.10	$18.01	$20.38	$22.45
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.41	0.31	0.40	0.38	0.38
Net realized and unrealized gain (loss) on investment transactions	(0.27)		(2.00)	8.61	(3.82)	(0.69)	(0.94)
Total from investment operations	(0.01)		(1.59)	8.92	(3.42)	(0.31)	(0.56)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.36)	(0.36)	(0.49)	(0.49)	(0.41)
Distributions from net realized gains	-		-	-	-	(1.57)	(1.10)
Total dividends and distributions	(0.42)		(0.36)	(0.36)	(0.49)	(2.06)	(1.51)
Net asset value, end of period	$20.28		$20.71	$22.66	$14.10	$18.01	$20.38
Total Return(b):	(0.04)%		(7.10)%	64.08%	(19.68)%	(0.59)%	(3.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,102		$55,273	$67,320	$39,149	$146,559	$202,697
Average net assets (000)	$53,303		$65,489	$58,904	$67,073	$186,689	$200,226
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.73%	0.73%	0.74%	0.73%	0.78%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.85%	0.85%	0.86%	0.78%	0.83%
Net investment income (loss)	2.46	%(d)	1.84%	1.52%	2.54%	2.11%	1.71%
Portfolio turnover rate(e)	34%		67%	81%	55%	58%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund	33

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital growth.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

34

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to

PGIM Quant Solutions Mid-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

36

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Quant Solutions Mid-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.73% of average daily net assets to $1 billion;	0.73%
0.71% of average daily net assets from $1 billion to $3 billion;
0.69% of average daily net assets from $3 billion to $5 billion;
0.67% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

38

Class	Expense Limitations
A	1.13%
C	1.95
R	1.45
Z	0.95
R2	1.23
R4	0.98
R6	0.73

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Quant Solutions Mid-Cap Value Fund	39

Notes to Financial Statements (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$20,943	$21
C	—	89

PGIM Investments, PGIM Quantitative Solutions, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

40

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$70,725,737	$83,825,105

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 3,607,217	$ 3,497,891	$ —	$ —	$ 109,326	109,326	$ 3,399

PGIM Institutional Money Market Fund(1)(b)(wi)
30,573,099	107,303,748	120,529,203	1,574	10,211	17,359,429	17,369,851	24,282	(2)
$30,573,099	$110,910,965	$124,027,094	$1,574	$10,211	$17,468,755		$27,681

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$199,304,429	$25,323,871	$(15,113,519)	$10,210,352

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains

PGIM Quant Solutions Mid-Cap Value Fund	41

Notes to Financial Statements (unaudited) (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$43,797,000	$22,012,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

42

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share, 800,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
B	5,000,000
C	30,000,000
R	75,000,000
Z	190,000,000
T	75,000,000
R2	75,000,000
R4	75,000,000
R6	175,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	13,421	0.3%
Z	6,531	0.4
R2	526	81.2
R4	532	0.6

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	43.5

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	144,736	$3,054,323

Shares issued in reinvestment of dividends and distributions	85,726	1,715,379

Shares purchased	(410,107)	(8,609,257)

Net increase (decrease) in shares outstanding before conversion	(179,645)	(3,839,555)

Shares issued upon conversion from other share class(es)	48,526	1,019,598

Shares purchased upon conversion into other share class(es)	(17,785)	(368,578)

Net increase (decrease) in shares outstanding	(148,904)	$ (3,188,535)

PGIM Quant Solutions Mid-Cap Value Fund	43

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	520,655	$11,551,313

Shares issued in reinvestment of dividends and distributions	67,587	1,457,850

Shares purchased	(923,869)	(20,033,297)

Net increase (decrease) in shares outstanding before conversion	(335,627)	(7,024,134)

Shares issued upon conversion from other share class(es)	94,493	2,081,402

Shares purchased upon conversion into other share class(es)	(44,606)	(964,226)

Net increase (decrease) in shares outstanding	(285,740)	$(5,906,958)

Class C

Six months ended April 30, 2023:

Shares sold	10,847	$191,898

Shares issued in reinvestment of dividends and distributions	3,019	50,062

Shares purchased	(28,882)	(497,250)

Net increase (decrease) in shares outstanding before conversion	(15,016)	(255,290)

Shares purchased upon conversion into other share class(es)	(57,161)	(992,180)

Net increase (decrease) in shares outstanding	(72,177)	$(1,247,470)

Year ended October 31, 2022:

Shares sold	27,468	$513,294

Shares issued in reinvestment of dividends and distributions	3,037	54,463

Shares purchased	(68,142)	(1,226,528)

Net increase (decrease) in shares outstanding before conversion	(37,637)	(658,771)

Shares purchased upon conversion into other share class(es)	(106,231)	(1,931,737)

Net increase (decrease) in shares outstanding	(143,868)	$(2,590,508)

Class R

Six months ended April 30, 2023:

Shares sold	206	$4,496

Shares issued in reinvestment of dividends and distributions	113	2,287

Shares purchased	(3,110)	(69,309)

Net increase (decrease) in shares outstanding	(2,791)	$(62,526)

Year ended October 31, 2022:

Shares sold	599	$13,213

Shares issued in reinvestment of dividends and distributions	143	3,111

Shares purchased	(7,543)	(161,778)

Net increase (decrease) in shares outstanding	(6,801)	$(145,454)

44

Share Class	Shares	Amount

Class Z

Six months ended April 30, 2023:

Shares sold	93,413	$1,958,828

Shares issued in reinvestment of dividends and distributions	29,721	602,139

Shares purchased	(252,006)	(5,302,015)

Net increase (decrease) in shares outstanding before conversion	(128,872)	(2,741,048)

Shares issued upon conversion from other share class(es)	13,582	285,862

Shares purchased upon conversion into other share class(es)	(1,254)	(27,418)

Net increase (decrease) in shares outstanding	(116,544)	$(2,482,604)

Year ended October 31, 2022:

Shares sold	475,694	$10,673,504

Shares issued in reinvestment of dividends and distributions	40,707	888,638

Shares purchased	(1,785,581)	(39,559,279)

Net increase (decrease) in shares outstanding before conversion	(1,269,180)	(27,997,137)

Shares issued upon conversion from other share class(es)	42,739	939,028

Shares purchased upon conversion into other share class(es)	(9,689)	(221,288)

Net increase (decrease) in shares outstanding	(1,236,130)	$(27,279,397)

Class R2

Six months ended April 30, 2023:

Shares sold	87	$1,817

Shares issued in reinvestment of dividends and distributions	30	605

Shares purchased	(1,417)	(29,013)

Net increase (decrease) in shares outstanding	(1,300)	$(26,591)

Year ended October 31, 2022:

Shares sold	192	$4,359

Shares issued in reinvestment of dividends and distributions	22	479

Shares purchased	(223)	(5,014)

Net increase (decrease) in shares outstanding	(9)	$(176)

Class R4

Six months ended April 30, 2023:

Shares sold	14,432	$289,795

Shares issued in reinvestment of dividends and distributions	104	2,090

Shares purchased	(5,674)	(117,796)

Net increase (decrease) in shares outstanding	8,862	$174,089

Year ended October 31, 2022:

Shares sold	16,146	$354,270

Shares issued in reinvestment of dividends and distributions	98	2,135

Shares purchased	(18,449)	(409,645)

Net increase (decrease) in shares outstanding	(2,205)	$(53,240)

PGIM Quant Solutions Mid-Cap Value Fund	45

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2023:

Shares sold	232,519	$4,858,804

Shares issued in reinvestment of dividends and distributions	52,612	1,062,237

Shares purchased	(536,442)	(11,150,786)

Net increase (decrease) in shares outstanding before conversion	(251,311)	(5,229,745)

Shares issued upon conversion from other share class(es)	3,991	82,716

Net increase (decrease) in shares outstanding	(247,320)	$(5,147,029)

Year ended October 31, 2022:

Shares sold	1,282,067	$28,769,013

Shares issued in reinvestment of dividends and distributions	51,011	1,109,989

Shares purchased	(1,639,630)	(36,629,753)

Net increase (decrease) in shares outstanding before conversion	(306,552)	(6,750,751)

Shares issued upon conversion from other share class(es)	5,234	110,676

Shares purchased upon conversion into other share class(es)	(689)	(13,855)

Net increase (decrease) in shares outstanding	(302,007)	$(6,653,930)

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

46

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 20 days that the Fund had loans outstanding during the period was approximately $406,250, borrowed at a weighted average interest rate of 5.13%. The maximum loan outstanding amount during the period was $1,288,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

PGIM Quant Solutions Mid-Cap Value Fund	47

Notes to Financial Statements  (unaudited) (continued)

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

48

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

PGIM Quant Solutions Mid-Cap Value Fund	49

Notes to Financial Statements  (unaudited) (continued)

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.    Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

50

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Mid-Cap Value Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Quant Solutions Mid-Cap Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	SPRAX	NCBVX	SDVRX	SPVZX	PMVEX	PMVFX	PMVQX

CUSIP	74441L105	74441L303	74441L782	74441L709	74441L758	74441L741	74441L824

MF202E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.
(a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1)Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2)Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 16, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 16, 2023